Document and Entity Information Document	Feb. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Feb. 07, 2025
Document Period End Date	Feb. 07, 2025
Amendment Flag	false
Entity Registrant Name	i-80 Gold Corp.
Entity Address, Address Line One	5190 Neil Road, Suite 460
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89502
Entity Incorporation, State Country Name	A1
City Area Code	775
Local Phone Number	525-6450
Entity File Number	001-41382
Entity Central Index Key	0001853962
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Toronto Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	IAU
NYSE MKT LLC [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER